Not FDIC Insured May Lose Value No Bank Guarantee
711-Q3PH

Statement of Investments
(unaudited)
Templeton Developing Markets Trust 2
Notes to Statement of Investments 5

Templeton Developing Markets Trust
Statement of Investments (unaudited), September 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

I
a a Industry Shares a Value
a
Common Stocks 95.5%
Brazil 2.8%
a
Americanas SA .................. Internet & Direct Marketing Retail 1,067,094 $ 6,055,490
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 5,630,517 13,165,119
a
M Dias Branco SA ................ Food Products 591,300 3,585,544
TOTVS SA ..................... Software 135,080 894,963
Vale SA ........................ Metals & Mining 1,312,803 18,369,171
42,070,287
Cambodia 0.3%
b
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 5,894,238 5,028,677
China 28.1%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 5,222,658 96,691,360
c
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 5,961,900 2,059,501
a
Baidu, Inc., ADR ................. Interactive Media & Services 51,325 7,891,219
a,d
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 16,283,909
China Merchants Bank Co. Ltd., A .... Banks 3,553,083 27,683,449
China Merchants Bank Co. Ltd., H .... Banks 852,184 6,781,763
China Resources Cement Holdings Ltd. Construction Materials 16,776,294 16,125,253
China Resources Land Ltd. ......... Real Estate Management & Development 3,686,375 15,514,573
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 2,489,319 2,149,949
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 289,157 16,481,949
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 817,300 886,691
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 927,432 21,758,038
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,273,500 5,420,396
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 4,947,302 11,712,045
Longshine Technology Group Co. Ltd., A Software 2,628,136 10,489,548
NetEase, Inc., ADR ............... Entertainment 91,705 7,831,607
a
New Oriental Education & Technology
Group, Inc., ADR ............... Diversified Consumer Services 730,461 1,497,445
Ping An Bank Co. Ltd., A ........... Banks 3,816,533 10,562,092
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 792,918 5,926,992
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 502,800 3,438,817
a
Prosus NV ..................... Internet & Direct Marketing Retail 251,879 20,159,792
Tencent Holdings Ltd. ............. Interactive Media & Services 1,675,505 100,024,925
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 1,472,889 10,678,445
Uni-President China Holdings Ltd. .... Food Products 10,439,998 9,909,550
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 1,230,263 2,355,112
430,314,420
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 436,594 11,937,100
India 8.2%
ACC Ltd. ....................... Construction Materials 94,125 2,850,231
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 284,688 18,415,730
ICICI Bank Ltd. .................. Banks 7,549,867 70,998,942
Infosys Ltd. ..................... IT Services 571,004 12,811,966
Tata Consultancy Services Ltd. ...... IT Services 406,846 20,634,231
125,711,100

Templeton Developing Markets Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Indonesia 0.7%
Astra International Tbk. PT ......... Automobiles 29,017,600 $ 11,079,147
Mexico 1.5%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, ADR ................. Banks 3,726,457 21,352,599
a,c
Nemak SAB de CV, 144A, Reg S .... Auto Components 8,826,866 2,244,602
23,597,201
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 4,545,687 2,906,847
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 222,302 4,964,004
4,964,004
Philippines 0.2%
BDO Unibank, Inc. ............... Banks 1,411,517 3,055,355
Russia 7.6%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 569,144 5,625,154
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 388,042 36,854,044
a,c
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 134,941 2,768,809
Sberbank of Russia PJSC, ADR ..... Banks 2,015,885 37,583,248
a
Yandex NV, A ................... Interactive Media & Services 424,692 33,843,706
116,674,961
South Africa 2.1%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 3,525,570 14,554,193
Naspers Ltd., N .................. Internet & Direct Marketing Retail 102,542 16,946,824
31,501,017
South Korea 21.7%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 371,596 13,246,402
KT Skylife Co. Ltd. ............... Media 452,147 3,773,070
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 101,787 4,151,224
LG Corp. ....................... Industrial Conglomerates 444,655 34,608,365
NAVER Corp. ................... Interactive Media & Services 179,641 58,274,035
POSCO ....................... Metals & Mining 70,371 19,372,767
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,606,863 161,573,904
Samsung Life Insurance Co. Ltd. ..... Insurance 364,866 22,378,332
Soulbrain Co. Ltd. ................ Chemicals 62,759 14,318,291
331,696,390
Taiwan 16.6%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 5,507,663 20,574,588
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 14,015 1,092,793
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,443,501 46,500,230
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 8,999,903 186,287,225
254,454,836
Thailand 1.5%
Kasikornbank PCL ............... Banks 3,621,266 14,190,080
Kiatnakin Phatra Bank PCL ......... Banks 2,718,641 4,401,666
Thai Beverage PCL ............... Beverages 9,206,700 4,421,561
23,013,307

Templeton Developing Markets Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 9 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 1.5%
Unilever plc ..................... Personal Products 415,729 $ 22,504,384
United States 1.4%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 283,458 21,035,418
Total Common Stocks (Cost $966,186,409) .....................................
1,461,544,451
a
Preferred Stocks 3.4%
Brazil 3.4%
a
Banco Bradesco SA, ADR .......... Banks 6,539,655 25,046,879
e
Itau Unibanco Holding SA, ADR, 2.41% Banks 5,162,101 27,204,272
52,251,151
Total Preferred Stocks (Cost $64,234,096) ......................................
52,251,151
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,030,420,505) .............................
1,513,795,602
Short Term Investments 1.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.0%
United States 1.0%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 15,322,764 15,322,764
Total Money Market Funds (Cost $15,322,764) ..................................
15,322,764
a a a a a
Total Short Term Investments (Cost $15,322,764 ) ................................
15,322,764
a a a
Total Investments (Cost $1,045,743,269) 99.9% ..................................
$1,529,118,366
Other Assets, less Liabilities 0.1% .............................................
1,425,792
Net Assets 100.0% ...........................................................
$1,530,544,158
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $7,959,603, representing 0.5% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets.
These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2021, the Fund had 7.6% of its net assets invested in Russia.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $5,949,596 $292,982,815 $(283,609,647) $— $— $15,322,764 15,322,764 $948

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $3,000,000 $8,817,496 $(11,817,496) $ — $ — $—
a
— $18
Total Affiliated Securities ... $8,949,596 $301,800,311 $(295,427,143) $— $— $15,322,764 $966
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 42,070,287 $ — $ — $ 42,070,287
Cambodia ............................ — 5,028,677 — 5,028,677
China ............................... 49,801,061 364,229,450 16,283,909 430,314,420
Hungary ............................. 11,937,100 — — 11,937,100
India ................................ — 125,711,100 — 125,711,100
Indonesia ............................ — 11,079,147 — 11,079,147
Mexico .............................. 23,597,201 — — 23,597,201
Pakistan ............................. 2,906,847 — — 2,906,847
Peru ................................ 4,964,004 — — 4,964,004
Philippines ........................... — 3,055,355 — 3,055,355
Russia .............................. 33,843,706 82,831,255 — 116,674,961
South Africa .......................... 14,554,193 16,946,824 — 31,501,017
South Korea .......................... — 331,696,390 — 331,696,390
Taiwan .............................. — 254,454,836 — 254,454,836
Thailand ............................. — 23,013,307 — 23,013,307
United Kingdom ....................... — 22,504,384 — 22,504,384
United States ......................... 21,035,418 — — 21,035,418
5. Investments in Affiliated Management Investment Companies
(continued)

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2021, are as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust (continued)
Assets:
Investments in Securities:
Preferred Stocks ........................ $ 52,251,151 $ — $ — $ 52,251,151
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 15,322,764 — — 15,322,764
Total Investments in Securities ........... $272,283,732 $1,240,550,725
b
$16,283,909 $1,529,118,366
a
Includes securities determined to have no value at September 30, 2021.
b
Includes foreign securities valued at $1,240,550,725, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
China ....... $ — $ — $ — $ 31,943,145 $ — $ — $ — $ (15,659,236) $ 16,283,909 $ (15,659,236)
Escrows and Litigation
Trusts ....... —
b
— — — — — — — —
b
—
Total Investments in
Securities ........ $— $— $— $31,943,145 $— $— $— $(15,659,236) $16,283,909 $(15,659,236)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Common Stocks:
China
.....................
$16,283,909 Discount to last traded
price
Discount 45.0% Decrease
b
Index movement -14.0% Increase
b
All Other Investments
..........
—
c
Total
.......................
$16,283,909
6. Fair Value Measurements
(continued)

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that req uire disclosure.
Abbreviations
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Includes securities determined to have no value at September 30, 2021.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.